UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  01/27/11
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   81

Form 13F Information Table Value Total:   108,446
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     1833 17050.000SH       SOLE                17050.000         17050.000
3M Company                     COM              88579y101      344     3990 SH       SOLE                     3990              3990
AT&T Inc.                      COM              00206r102     1042    35470 SH       SOLE                    35470             35470
Abbott Laboratories            COM              002824100     1766    36860 SH       SOLE                    36860             36860
Allegiant Travel Co            COM              01748X102      246     5000 SH       SOLE                     5000              5000
Allergan                       COM              018490102     1387    20200 SH       SOLE                    20200             20200
America Movil ADR L            COM              02364W105      823    14350 SH       SOLE                    14350             14350
Annaly Capital Mgmt            COM              035710409     1080    60250 SH       SOLE                    60250             60250
Ansys Inc                      COM              03662q105     2723    52300 SH       SOLE                    52300             52300
Apache Corp                    COM              037411105     3076    25800 SH       SOLE                    25800             25800
Apple Inc                      COM              037833100     3401    10545 SH       SOLE                    10545             10545
Automatic Data Processing      COM              053015103     1432    30950 SH       SOLE                    30950             30950
BHP Billiton ADR               COM              05545E209     1099    11830 SH       SOLE                    11830             11830
Bank of America Corp           COM              060505104     1066    79898 SH       SOLE                    79898             79898
Berkshire Hathaway A           COM              084670108     1205       10 SH       SOLE                       10                10
Berkshire Hathaway B           COM              084670702     6308    78745 SH       SOLE                    78745             78745
Buckle Inc                     COM              118440106      697    18450 SH       SOLE                    18450             18450
C.H. Robinson Worldwide        COM              12541w209     1163    14500 SH       SOLE                    14500             14500
Chevron                        COM              166764100     3515    38517 SH       SOLE                    38517             38517
Citigroup                      COM              172967101      209    44100 SH       SOLE                    44100             44100
Con-Way Inc                    COM              205944101      549    15000 SH       SOLE                    15000             15000
Corning                        COM              219350105      611    31600 SH       SOLE                    31600             31600
Cummins Inc                    COM              231021106     3540    32175 SH       SOLE                    32175             32175
Dentsply International         COM              249030107     1550    45356 SH       SOLE                    45356             45356
Du Pont (E.I.) De Nemours      COM              263534109      574    11500 SH       SOLE                    11500             11500
Edison International           COM              281020907      264     6846 SH       SOLE                     6846              6846
Ensco PLC ADR                  COM              29358Q109     1471    27560 SH       SOLE                    27560             27560
Exelon Corp                    COM              30161N101      279     6700 SH       SOLE                     6700              6700
Expeditors Intl Wash           COM              302130109     4704    86156 SH       SOLE                    86156             86156
Express 1 Expedited Solutions  COM              30217Q108      691   269800 SH       SOLE                   269800            269800
Exxon Mobil                    COM              30231g102     3748    51264 SH       SOLE                    51264             51264
Flowserve                      COM              34354P105      827     6935 SH       SOLE                     6935              6935
Freeport-McMoran Copper & Gold COM              35671d857      811     6750 SH       SOLE                     6750              6750
Gabelli Global Gold Nat Res In COM              36244N109      424    22000 SH       SOLE                    22000             22000
Gafisa S.A. ADR                COM              362607301     1168    80400 SH       SOLE                    80400             80400
General Dynamics               COM              369550108     3188    44920 SH       SOLE                    44920             44920
General Electric Co            COM              369604103      566    30931 SH       SOLE                    30931             30931
Gentex                         COM              371901109     1169    39550 SH       SOLE                    39550             39550
Goldman Sachs                  COM              38141g104     2354    14000 SH       SOLE                    14000             14000
Google Inc                     COM              38259P508     1301     2190 SH       SOLE                     2190              2190
Home Depot Inc                 COM              437076102      355    10114 SH       SOLE                    10114             10114
Honeywell Inc                  COM              438516106      213     4000 SH       SOLE                     4000              4000
IBM                            COM              459200101     2332    15890 SH       SOLE                    15890             15890
Johnson & Johnson              COM              478160104     1553    25107 SH       SOLE                    25107             25107
Kraft Foods                    COM              50075N104      350    11100 SH       SOLE                    11100             11100
L-3 Communications Hldgs       COM              502424104     1544    21900 SH       SOLE                    21900             21900
Leucadia National              COM              527288104      320    10950 SH       SOLE                    10950             10950
Linear Technology Corporation  COM              535678106      472    13644 SH       SOLE                    13644             13644
Market Vectors Jr Gold Miners  COM              57060U589      319     8000 SH       SOLE                     8000              8000
McDonalds Corp                 COM              580135101     3214    41875 SH       SOLE                    41875             41875
Microsoft Corp                 COM              594918104      695    24900 SH       SOLE                    24900             24900
Mission West Properties        COM              605203108       90    13461 SH       SOLE                    13461             13461
Monsanto                       COM              61166W101     1309    18800 SH       SOLE                    18800             18800
Mosaic Company                 COM              61945A107     2508    32850 SH       SOLE                    32850             32850
Pepsico Incorporated           COM              713448108     2592    39678 SH       SOLE                    39678             39678
Petroleo Brasileiro ADR        COM              71654V408      785    20740 SH       SOLE                    20740             20740
Plum Creek Timber              COM              729251108     2273    60700 SH       SOLE                    60700             60700
PriceSmart Inc                 COM              741511109      316     8321 SH       SOLE                     8321              8321
Procter & Gamble               COM              742718109      450     7000 SH       SOLE                     7000              7000
Prologis                       COM              743410102      215    14914 SH       SOLE                    14914             14914
Public Storage Inc             COM              74460d109     1795    17700 SH       SOLE                    17700             17700
Rogers Corp                    COM              775133101      624    16320 SH       SOLE                    16320             16320
SPDR S&P Dividend              COM              78464A763      955    18380 SH       SOLE                    18380             18380
Spdr Gold Trust                COM              78463v107      947     6825 SH       SOLE                     6825              6825
Sprint Nextel                  COM              852061100       53    12500 SH       SOLE                    12500             12500
Starwood Property Trust        COM              85571B105      723    33650 SH       SOLE                    33650             33650
Stryker Corp                   COM              863667101     2164    40302 SH       SOLE                    40302             40302
Suncor Energy                  COM              867224107      274     7165 SH       SOLE                     7165              7165
Sysco                          COM              871829107     1464    49800 SH       SOLE                    49800             49800
Target Corp                    COM              87612e106     1587    26400 SH       SOLE                    26400             26400
Teck Resources                 COM              878742204      863    13954 SH       SOLE                    13954             13954
Teradata Corp                  COM              88076W103     1910    46400 SH       SOLE                    46400             46400
Total Fina                     COM              89151E109      717    13400 SH       SOLE                    13400             13400
U.S. Bancorp                   COM              902973304     1145    42445 SH       SOLE                    42445             42445
Vale SA ADR                    COM              91912E105     1264    36550 SH       SOLE                    36550             36550
Verizon Communications         COM              92343V104     1068    29859 SH       SOLE                    29859             29859
Vodafone Group ADR             COM              92857w209     2079    78615 SH       SOLE                    78615             78615
Wal-Mart Stores                COM              931142103      458     8500 SH       SOLE                     8500              8500
Wells Fargo & Co               COM              949746101     1278    41251 SH       SOLE                    41251             41251
Western Digital                COM              958102105      339    10000 SH       SOLE                    10000             10000
iShares Silver Trust           COM              46428q109      631    20900 SH       SOLE                    20900             20900